Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,809,000.00
Previously Paid Amount	0.00
Total Fee Amount	387.92
Total Offset Amount	0.00
Net Fee	387.92
Narrative - Max Aggregate Offering Price	$ 2,809,000.00
Final Prospectus	true